DoubleLine Funds Trust

DoubleLine Core Fixed Income Fund

Supplement dated April 2, 2010

to the Prospectus for DoubleLine Funds Trust (“Trust”) dated April 2, 2010

This Supplement updates certain information contained in the above-dated Prospectus. Please review this important information carefully.

The DoubleLine Core Fixed Income Fund has not yet commenced operations, and, therefore, shares of the DoubleLine Core Fixed Income Fund are not currently being offered for sale by the Trust.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

DLPROSUP